UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices) (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1.     Report to Stockholders.

(a)

Obra High Grade Structured Products ETF Tailored Shareholder Report

Obra High Grade Structured Products ETF

Ticker: OGSP

annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about Obra High Grade Structured Products ETF for the period April 9, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OGSP	$91¹	0.90%

¹	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.

How did the Fund perform last year and what affected its performance?

For the period April 9, 2024 through March 31, 2025, OGSP returned 6.98%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.72% for the same period. It also outperformed the ICE BofA 1-3 Year US Corporate Index, which returned 6.24% for the same period.

Securitized credit spreads largely tightened and treasury yields tightened in the front end of the yield curve amid a strong macro and fundamental market environment.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage backed securities (RMBS), to which the Fund has exposure, all tightened.

The following contributed most to the Fund’s performance during the reporting period:

• Exposure to CLOs and non-agency CMBS added to returns as spreads tightened amid positive credit fundamentals.

• Exposure to ABS and non-Agency added to returns as spreads and shorter dated treasury yields tightened amid solid fundamentals.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 9, 2024 through March 31, 2025

Initial Investment of $10,000

Obra High Grade Structured Products ETF ($10,698)
Bloomberg U.S. Aggregate Bond Index ($10,572)
ICE BofA 1-3 Year US Corporate Index ($10,624)
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
4/9/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025

Average Annual Total Returns

	3 Month	6 Month	Since Inception
OGSP	1.55%	2.70%	6.98%
Bloomberg U.S. Aggregate Bond Index	2.78%	-0.37%	5.72%
ICE BofA 1-3 Year US Corporate Index	1.64%	1.86%	6.24%

Obra High Grade Structured Products ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$26,298,440
Number of Holdings	79
Advisory Fee Paid	$0
Portfolio Turnover	42.17%

What did the Fund invest in?

(as of March 31, 2025)

Sector Breakdown (% of net assets)

Collateralized Mortgage Obligations
42.5%
Collateralized Loan Obligations
33.6%
Asset-Backed Securities
18.7%
Short-Term Investment
5.3%
Mortgage-Backed Securities
3.6%

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	5.3%
Elmwood CLO 23 Ltd	3.2%
Dryden 105 CLO Ltd	3.1%
Hotwire Funding LLC	2.9%
AGL CLO 30 Ltd	2.9%
GWT 2024-WLF2	2.9%
Antares CLO 2021-1 Ltd	2.5%
Ivy Hill Middle Market Credit Fund XXI Ltd	2.5%
Madison Park Funding LXI Ltd	2.5%
Gracie Point International Funding 2023-2	2.4%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com.

Obra Opportunistic Structured Products ETF Tailored Shareholder Report

Obra Opportunistic Structured Products ETF

Ticker: OOSP

annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about Obra Opportunistic Structured Products ETF for the period April 9, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OOSP	$92¹	0.90%

¹	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.

How did the Fund perform last year and what affected its performance?

For the period April 9, 2024 through March 31, 2025, OOSP returned 8.71%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.72% for the same period. It also outperformed the ICE BofA 1-3 Year BBB Corporate Index, which returned 6.39% for the same period.

Securitized credit spreads largely tightened and treasury yields tightened in the front end of the yield curve amid a strong macro and fundamental market environment.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage backed securities (RMBS), to which the Fund has exposure, all tightened.

The following contributed most to the Fund’s performance during the reporting period:

• Exposure to CLOs and non-agency CMBS added to returns as spreads tightened amid positive credit fundamentals.

• Exposure to ABS and non-Agency added to returns as spreads and shorter dated treasury yields tightened amid solid fundamentals.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 9, 2024 through March 31, 2025

Initial Investment of $10,000

Obra Opportunistic Structured Products ETF ($10,871)
Bloomberg U.S. Aggregate Bond Index ($10,572)
ICE BofA 1-3 Year BBB US Corporate Index ($10,639)
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
4/9/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025

Average Annual Total Returns

	3 Month	6 Month	Since Inception
OOSP	2.09%	3.71%	8.71%
Bloomberg U.S. Aggregate Bond Index	2.78%	-0.37%	5.72%
ICE BofA 1-3 Year BBB US Corporate Index	1.61%	1.97%	6.39%

Obra Opportunistic Structured Products ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$30,257,489
Number of Holdings	69
Advisory Fee Paid	$0
Portfolio Turnover	51.58%

Add advisory fee even though the amount is $0

What did the Fund invest in?

(as of March 31, 2025)

Sector Breakdown (% of net assets)

Collateralized Mortgage Obligations
50.4%
Short-Term Investment
29.3%
Collateralized Loan Obligations
26.0%
Asset-Backed Securities
7.7%
Mortgage-Backed Securities
2.4%

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	29.3%
Magnetite Xlii Ltd	2.5%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	2.5%
HLTN Commercial Mortgage Trust 2024-DPLO	2.3%
Hotwire Funding LLC	2.1%
Obra CLO 1 Ltd	2.0%
Pagaya AI Debt Grantor Trust 2024-10	2.0%
CIFC Funding 2021-IV Ltd	2.0%
Texas Debt Capital CLO 2023-I Ltd	1.9%
Octagon 67 Ltd	1.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com.

(b)       Not applicable.

Item 2.   Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).
(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(e)	Not applicable.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.   Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.   Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the Obra High Grade Structured Products ETF and the Obra Opportunistic Structured Products ETF (together, the “Funds”) for the initial fiscal year are reflected in the table below. For the initial fiscal year ended March 31, 2025, these amounts represent aggregate fees billed for professional services rendered by the Funds’ independent accountant, Tait, Weller & Baker, LLP (“Accountant”), in connection with the audit of the Funds’ annual financial statements and for services that are normally provided by the Accountant in connection with the Funds’ statutory and regulatory filings for that fiscal year.

Fund	March 31, 2025
Obra High Grade Structured Products ETF	$10,000
Obra Opportunistic Structured Products ETF	$10,000

(b)	Audit-Related Fees

These amounts represent fees billed in the Funds’ initial fiscal year ended March 31, 2025, for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	March 31, 2025
Obra High Grade Structured Products ETF	$5,500
Obra Opportunistic Structure d Products ETF	$5,500

(c)	Tax Fees

These amounts represent the aggregate fees billed in the Funds’ initial fiscal year ended March 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	March 31, 2025
Obra High Grade Structured Products ETF	$3,000
Obra Opportunistic Structured Products ETF	$3,000

(d)	All Other Fees

There were no other fees billed in the Funds’ initial fiscal year ended March 31, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Funds’ Board of Trustees pre-approved the engagement of the Accountant for the Funds’ initial fiscal year ended March 31, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Funds and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Funds’ investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.
(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the initial fiscal year ended March 31, 2025, are reflected in the table below. There were no gees billed by the Accountant for non-audit services rendered to the Funds’ investment advisor, or any other entity controlling, controlled by, or under common control with the Funds’ investment advisor for the Funds’ initial fiscal year ended March 31, 2025.
Fund	March 31, 2025
Obra High Grade Structured Products ETF	$3,000
Obra Opportunistic Structured Products ETF	$3,000

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

(a)	The Funds are a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Funds’ audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.
(b)	Not applicable.

Item 6.   Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of March 31, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Obra High Grade Structure Products ETF and Obra Opportunistic Structured Products ETF (the “Funds” or the “Obra ETFs”). The Obra ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Obra ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Obra High Grade Structured Products ETF
Schedule of Investments
As of March 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 18.74%
Goodleap Sustainable Home Solutions Trust 2023-4	$438,042	6.480%	3/20/2057	$435,936
GRACIE POINT INTERNATIONAL FUNDING 2023-2	630,000	8.424%	3/1/2027	634,731
Hotwire Funding LLC	750,000	5.687%	5/20/2053	763,580
Hotwire Funding LLC	125,000	7.002%	5/20/2053	127,909
Kobalt Music Assets LP	500,000	6.625%	4/7/2064	512,826
Libra Solutions 2023-1 LLC	298,236	7.000%	2/15/2035	299,280
MCA Fund Holding LLC	346,526	3.250%	11/15/2035	340,842
MetroNet Infrastructure Issuer LLC	250,000	6.560%	4/20/2053	257,252
Newtek Small Business Loan Trust 2021-1	387,220	7.250%	12/25/2048	386,417
Pagaya AI Debt Trust 2023-3	18,300	7.600%	12/16/2030	18,331
Pagaya AI Debt Trust 2024-1	93,659	6.660%	7/15/2031	94,688
Pagaya AI Debt Trust 2024-1	250,130	7.109%	7/15/2031	254,036
PEAR 2021-1 LLC	221,391	2.600%	1/15/2034	219,431
Santander Bank Auto Credit-Linked Notes Series 2023-A	148,664	6.493%	6/15/2033	149,507
Santander Bank Auto Credit-Linked Notes Series 2023-A	59,466	6.736%	6/15/2033	59,788
Sunnova Helios XIII Issuer LLC	373,777	6.000%	2/20/2051	372,733
Total Asset-Backed Securities (Cost $4,845,532)				4,927,287

Collateralized Loan Obligations - 33.59%
AGL CLO 30 Ltd	750,000	6.593%	4/21/2037	754,728
Antares CLO 2021-1 Ltd	665,760	8.462%	7/25/2033	666,909
Antares CLO 2023-1 Ltd	500,000	7.800%	4/25/2035	502,880
Apidos CLO XLIII Ltd	500,000	7.300%	4/25/2035	501,820
Ballyrock CLO 23 Ltd	250,000	7.500%	4/25/2036	251,072
Benefit Street Partners CLO XXXI Ltd	600,000	7.300%	4/25/2036	602,185
BlackRock Shasta CLO XIII LLC	500,000	7.352%	7/15/2036	508,182
Cifc Funding 2023-III Ltd	500,000	6.943%	1/20/2037	504,152
Dryden 105 CLO Ltd	800,000	7.393%	4/18/2036	803,046
Elmwood CLO 23 Ltd	830,000	7.308%	4/16/2036	832,889
Golub Capital Partners CLO 71 M	250,000	7.547%	2/9/2037	253,221
Invesco US CLO 2023-2 Ltd	530,000	7.293%	4/21/2036	531,891
Ivy Hill Middle Market Credit Fund XXI Ltd	650,000	7.743%	7/18/2035	657,806
Ivy Hill Middle Market Credit Fund XXII Ltd	250,000	7.543%	4/20/2036	253,694
Madison Park Funding LXI Ltd	645,000	7.193%	1/20/2037	651,889
Octagon 67 Ltd	555,000	7.400%	4/25/2036	557,200
Total Collateralized Loan Obligations (Cost $8,819,126)				8,833,564

Collateralized Mortgage Obligations - 42.52%
AGL CLO 33 Ltd	250,000	5.643%	7/21/2037	250,496
AMMC CLO 25 Ltd	250,000	6.302%	4/15/2035	249,443
BAHA Trust 2024-MAR	250,000	6.385%	12/10/2041	260,114
Balboa Bay Loan Funding 2023-1 Ltd	250,000	9.443%	4/20/2036	250,600
Benefit Street Partners CLO IV Ltd	300,000	9.443%	4/20/2034	300,483
Blue Stream Issuer LLC	250,000	6.043%	11/20/2054	251,614
BX Trust 2024-VLT4	200,000	6.260%	7/15/2029	198,926
BX Trust 2025-VLT6	200,000	6.511%	3/15/2042	198,913
BXMT 2025-FL5 Ltd	200,000	7.265%	10/18/2042	199,500
Cali 2024-Sun	250,000	7.111%	7/15/2041	250,438
CIFC Funding 2021-IV Ltd	250,000	7.240%	7/23/2037	250,000
Elmwood CLO 28 Ltd	250,000	7.603%	4/17/2037	253,280
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	250,000	6.919%	12/15/2039	250,000
FS Trust 2024-HULA	200,000	7.259%	8/15/2039	200,429
Golub Capital Partners Short Duration 2022-1	250,000	7.050%	7/25/2033	251,209
GWT 2024-WLF2	750,000	6.759%	5/15/2041	751,850

See Notes to Financial Statements

Obra High Grade Structured Products ETF
Schedule of Investments (continued)
As of March 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
HLTN Commercial Mortgage Trust 2024-DPLO	$550,000	6.859%	6/15/2041	$550,761
INTOWN 2025-STAY Mortgage Trust	250,000	6.550%	3/15/2042	249,357
Ivy Hill Middle Market Credit Fund VII Ltd	250,000	5.902%	10/15/2036	250,767
JP Morgan Mortgage Trust Series 2024-4	334,531	6.500%	10/25/2054	340,106
JP Morgan Mortgage Trust Series 2024-4	293,163	6.500%	10/25/2054	296,579
JP Morgan Mortgage Trust Series 2024-NQM1	100,000	6.414%	2/25/2064	101,616
MidOcean Credit CLO XVII Ltd	250,000	7.360%	1/20/2038	251,321
NALP Business Loan Trust 2024-1	400,826	6.490%	12/27/2049	395,169
NYC Trust 2024-3ELV	250,000	7.159%	8/15/2029	250,344
Obra CLO 1 Ltd	300,000	7.823%	1/20/2038	301,869
OBX 2023-NQM6 Trust	94,945	6.975%	7/25/2063	97,005
OCP Aegis CLO 2023-29 Ltd	500,000	6.843%	1/20/2036	499,985
OCP Aegis CLO 2024-39 Ltd	250,000	7.297%	1/16/2037	250,658
OHA Loan Funding 2013-1 Ltd	250,000	8.790%	4/23/2037	254,386
Pagaya AI Debt Grantor Trust 2024-10	399,966	6.429%	6/15/2032	402,653
Pagaya AI Debt Grantor Trust 2024-5	119,000	6.601%	10/15/2031	120,982
Pagaya AI Debt Grantor Trust 2024-5	82,147	7.270%	10/15/2031	83,477
Pagaya AI Debt Grantor Trust 2025-2	250,000	6.053%	10/15/2032	249,910
Parallel 2020-1 Ltd	296,000	6.405%	7/20/2034	296,438
Post CLO VI Ltd	325,000	6.556%	1/20/2038	325,303
Research-Driven Pagaya Motor Asset Trust 2025-1	100,000	6.380%	6/27/2033	100,552
Rockford Tower CLO 2022-3 Ltd	250,000	5.733%	7/20/2037	250,345
Rockford Tower CLO 2023-1 Ltd	281,250	9.613%	1/20/2036	285,654
Sunrun Artemis Issuer 2024-2 LLC	197,535	6.250%	7/30/2059	199,391
SWCH Commercial Mortgage Trust 2025-DATA	150,000	6.960%	3/15/2042	148,210
Verus Securitization Trust 2023-3	64,753	6.438%	3/25/2068	65,392
Verus Securitization Trust 2024-3	194,192	6.845%	4/25/2069	197,879
Total Collateralized Mortgage Obligations (Cost $11,138,115)				11,183,404

Mortgage-Backed Securities - 3.62%
Angel Oak Mortgage Trust 2024-4	199,514	6.398%	1/25/2069	205,322
Verus Securitization Trust 2023-5	402,230	6.759%	6/25/2068	411,064
Verus Securitization Trust 2023-INV2	326,324	7.079%	8/25/2068	336,847
Total Mortgage-Backed Securities (Cost $931,280)				953,233

Short-Term Investment - 5.27%	Shares
Goldman Sachs Financial Square Government Fund, 4.31% (a) (Cost $1,385,153)	1,385,153	1,385,153

Investments, at Value (Cost $27,119,206) - 103.74%		$27,282,641
Liabilities in Excess of Other Assets - (3.74)%		(984,201)
Net Assets - 100.00%		$26,298,440

(a)	Represents 7-day effective SEC yield as of March 31, 2025.
(b)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended March 31, 2025 is $25,897,488 which represents 98.47% of net assets.

See Notes to Financial Statements

Obra Opportunistic Structured Products ETF
Schedule of Investments
As of March 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 7.69%
GRACIE POINT INTERNATIONAL FUNDING 2023-2	$500,000	8.424%	3/1/2027	$503,755
Gracie Point International Funding 2024-1 LLC	148,000	7.922%	3/1/2028	148,484
Hotwire Funding LLC	625,000	7.002%	5/20/2053	639,547
Kobalt Music Assets LP	500,000	6.625%	4/7/2064	512,825
LFS 2023A LLC	260,368	7.173%	7/15/2035	261,780
Pagaya AI Debt Selection Trust 2021-HG1	36,114	1.220%	1/16/2029	35,746
Westgate Resorts 2023-1 LLC	223,761	7.490%	12/20/2037	224,018
Total Asset-Backed Securities (Cost $2,280,946)				2,326,155

Collateralized Loan Obligations - 26.00%
AGL CLO 30 Ltd	350,000	7.743%	4/21/2037	354,833
Antares CLO 2021-1 Ltd	375,000	7.312%	7/25/2033	376,746
Antares CLO 2021-1 Ltd	500,000	8.462%	7/25/2033	500,863
Bain Capital CLO 2024-1 Ltd	500,000	8.158%	4/16/2037	509,364
Bain Capital Credit CLO 2022-5 Ltd	375,000	8.547%	1/24/2037	380,322
Balboa Bay Loan Funding 2023-1 Ltd	500,000	8.093%	4/20/2036	502,601
Ballyrock CLO 22 Ltd	250,000	7.802%	4/15/2037	252,993
Benefit Street Partners CLO XXXI Ltd	500,000	9.300%	4/25/2036	504,085
Dryden 50 Senior Loan Fund	500,000	7.814%	7/15/2030	500,847
Elmwood CLO 23 Ltd	450,000	9.308%	4/16/2036	453,239
Golub Capital Partners CLO 54M L.P	500,000	8.415%	8/5/2033	500,791
Oaktree CLO 2023-2 Ltd	500,000	9.743%	7/20/2036	503,219
OCP CLO Ltd	250,000	10.158%	7/16/2035	251,222
Octagon 67 Ltd	550,000	9.500%	4/25/2036	555,715
OHA Credit Funding 17 Ltd	375,000	7.593%	4/20/2037	379,939
Texas Debt Capital CLO 2023-I Ltd	570,000	9.393%	4/20/2036	575,145
Texas Debt Capital CLO 2024-I Ltd	375,000	7.840%	4/22/2037	378,053
Verus Securitization Trust 2023-4	380,000	7.399%	5/25/2068	388,471
Total Collateralized Loan Obligations (Cost $7,851,056)				7,868,448

Collateralized Mortgage Obligations - 50.40%
Allegro Clo VIII-S Ltd	500,000	6.408%	10/15/2037	499,500
Bain Capital Credit CLO 2022-6 Ltd	500,000	7.290%	1/22/2038	503,656
Balboa Bay Loan Funding 2023-1 Ltd	250,000	9.443%	4/20/2036	250,600
Benefit Street Partners CLO IV Ltd	300,000	9.443%	4/20/2034	300,483
Benefit Street Partners CLO IX Ltd	250,000	6.570%	10/20/2037	250,000
BFLD Commercial Mortgage Trust 2024-UNIV	500,000	7.010%	11/15/2041	500,671
BX Commercial Mortgage Trust 2024-GPA2	500,000	6.910%	11/15/2041	501,772
BXMT 2025-FL5 Ltd	200,000	7.265%	10/18/2042	199,500
Cali 2024-Sun	250,000	7.949%	7/15/2041	250,591
CIFC Funding 2021-IV Ltd	600,000	7.240%	7/23/2037	600,000
Clover CLO 2018-1 LLC	500,000	6.743%	4/20/2037	502,750
Elmwood CLO 28 Ltd	250,000	10.303%	4/17/2037	253,227
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	250,000	6.469%	12/15/2039	250,000
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	750,000	6.919%	12/15/2039	750,000
Fortress Credit BSL XVI Ltd	250,000	8.543%	10/20/2035	250,939
FS Trust 2024-HULA	100,000	7.259%	8/15/2039	100,214
FS Trust 2024-HULA	100,000	7.758%	8/15/2039	100,248
GWT 2024-WLF2	500,000	7.259%	5/15/2041	501,942
Harvest US CLO 2024-3 Ltd	250,000	6.449%	1/18/2038	249,875
HLTN Commercial Mortgage Trust 2024-DPLO	700,000	6.859%	6/15/2041	700,968
INTOWN 2025-STAY Mortgage Trust	250,000	7.150%	3/15/2042	249,449
JP Morgan Mortgage Trust Series 2024-NQM1	400,000	6.414%	2/25/2064	406,463

See Notes to Financial Statements

Obra Opportunistic Structured Products ETF
Schedule of Investments (continued)
As of March 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
JW Trust 2024-BERY	$500,000	6.561%	11/15/2039	$500,554
KKR CLO 52 Ltd	330,000	6.180%	7/16/2036	330,495
Magnetite Xlii Ltd	750,000	8.261%	1/25/2038	761,395
MidOcean Credit CLO XVII Ltd	500,000	8.510%	1/20/2038	500,625
Neuberger Berman Loan Advisers Clo 58 Ltd	500,000	7.463%	10/18/2038	500,625
NYC Trust 2024-3ELV	250,000	8.157%	8/15/2029	252,027
Obra CLO 1 Ltd	500,000	8.259%	1/20/2038	504,464
Obra CLO 1 Ltd	600,000	11.173%	1/20/2038	611,915
OCP Aegis CLO 2024-39 Ltd	250,000	7.297%	1/16/2037	250,658
OCP Aegis CLO 2024-39 Ltd	250,000	9.997%	1/16/2037	251,509
OHA Loan Funding 2013-1 Ltd	250,000	8.790%	4/23/2037	254,386
Pagaya AI Debt Grantor Trust 2024-10	599,949	6.429%	6/15/2032	603,980
Palmer Square CLO 2022-4 Ltd	250,000	0.000%	10/20/2037	250,411
PGA Trust 2024-RSR2	250,000	7.109%	6/15/2039	249,406
PGA Trust 2024-RSR2	250,000	8.207%	6/15/2039	250,871
Research-Driven Pagaya Motor Asset Trust 2025-1	100,000	6.380%	6/27/2033	100,552
Rockford Tower CLO 2019-1 Ltd	500,000	6.105%	4/20/2034	499,625
SWCH Commercial Mortgage Trust 2025-DATA	150,000	6.960%	3/15/2042	148,210
Uniti Fiber Abs Issuer Llc	250,000	6.369%	4/20/2055	254,512
Total Collateralized Mortgage Obligations (Cost $15,182,560)				15,249,068

Mortgage-Backed Securities - 2.40%
ACHM Trust 2023-HE1	500,000	7.000%	11/25/2037	522,191
Angel Oak Mortgage Trust 2024-4	199,514	6.398%	1/25/2069	205,322
Total Mortgage-Backed Securities (Cost $693,926)				727,513

Short-Term Investment - 29.29%	Shares
Goldman Sachs Financial Square Government Fund, 4.31% (a) (Cost $8,861,317)	8,861,317	8,861,317

Investments, at Value (Cost $34,869,803) - 115.78%		$35,032,501
Liabilities in Excess of Other Assets - (15.78)%		(4,775,012)
Net Assets - 100.00%		$30,257,489

(a)	Represents 7-day effective SEC yield as of March 31, 2025.
(b)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended March 31, 2025 is $26,171,184 which represents 86.49% of net assets.

See Notes to Financial Statements

Statement of Assets and Liabilities
As of March 31, 2025

	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Assets:
Investments, at value	$27,282,641	$35,032,501
Receivables:
Interest	256,644	344,850
Due from Advisor	4,665	11,212
Total assets	27,543,950	35,388,563
Liabilities:
Payables:
Investments purchased	1,209,095	5,091,804
Accrued expenses:
Professional fees	27,037	27,294
Trustee fees and meeting expenses	3,071	3,071
Operational expenses	5,931	8,497
Other expenses	376	408
Total liabilities	1,245,510	5,131,074
Total Net Assets	$26,298,440	$30,257,489
Net Assets Consist of:
Paid in capital	$26,104,359	$30,094,791
Accumulated earnings	194,081	162,698
Total Net Assets	$26,298,440	$30,257,489
ETF Shares Outstanding, no par value (unlimited authorized shares)	2,610,000	2,990,000
Net Asset Value, Per Share	$10.08	$10.12
Investments, at cost	$27,119,206	$34,869,803

See Notes to Financial Statements

Statement of Operations
For the period ended March 31, 2025 (a)

	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Investment Income:
Interest	$1,813,228	$1,489,229
Total Investment Income	1,813,228	1,489,229
Expenses:
Advisory fees	161,655	116,088
Administration fees	30,939	30,939
Professional fees	39,470	39,670
Custody fees	9,486	8,622
Distribution fees	17,390	17,390
Compliance fees	36,123	36,123
Fund Accounting Fee	33,806	33,063
Transfer agent fees	19,986	19,657
Shareholder fulfillment fees	3,171	2,935
Trustee fees and meeting expenses	8,568	8,568
Security pricing fees	39,589	39,128
Insurance fees	3,927	3,927
Registration and filing expenses	1,071	909
Other expenses	4,144	4,175
Total Expenses	409,325	361,194
Fees waived by Advisor	(161,655)	(116,088)
Fees reimbursed by Advisor	(16,734)	(79,267)
Net Expenses	230,936	165,839
Net Investment Income	1,582,292	1,323,390
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	22,507	32,436
Total realized gain	22,507	32,436

Net change in unrealized appreciation on:
Investment transactions	163,435	162,698
Total change in unrealized appreciation	163,435	162,698
Net Realized and Unrealized Gain (Loss) on Investments	185,942	195,134
Net Increase in Net Assets Resulting from Operations	$1,768,234	$1,518,524

(a)	The funds commenced operations on April 9, 2024.

See Notes to Financial Statements

Statements of Changes in Net Assets
For the period ended March 31, 2025 (a)

	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products
Operations:
Net investment income	$1,582,292	$1,323,390
Net realized gain from investment transactions	22,507	32,436
Net change in unrealized appreciation on investments	163,435	162,698
Net Increase (Decrease) in Net Assets Resulting from Operations	1,768,234	1,518,524
Distributions to Shareholders From:
Distributable Earnings	(1,574,153)	(1,365,280)
Net Decrease in Net Assets Resulting from Distributions	(1,574,153)	(1,365,280)
Capital Share Transactions:
Shares sold	26,102,954	30,058,569
Shares repurchased	—	—
Variable fees	1,405	45,676
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,104,359	30,104,245
Net Increase (Decrease) in Net Assets	26,298,440	30,257,489
Net Assets:
Beginning of Year	—	—
End of Year	$26,298,440	$30,257,489
Share Information:
Shares sold	2,610,000	2,990,000
Shares repurchased	—	—
Net Increase (Decrease) in Capital Shares	2,610,000	2,990,000

(a)	The funds commenced operations on April 9, 2024.

See Notes to Financial Statements

Obra High Grade Structured Products ETF
Financial Highlights

	March 31,
For a share outstanding during the period ended	2025 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.61
Net realized and unrealized gain (loss) on investments	0.08
Total from Investment Operations	0.69
Less Distributions From:
Net investment income	(0.61)
Total Distributions	(0.61)
Net Asset Value, End of Period	$10.08
Total Return	6.98	%(d)
Net Assets, End of Period (in thousands)	$26,298
Ratios of:
Gross Expenses to Average Net Assets	1.59	%(c)
Net Expenses to Average Net Assets	0.90	%(c)
Net Investment Income (Loss) to Average Net Assets	6.17	%(c)
Portfolio turnover rate	42.17	%(d)

(a)	The fund commenced operations on April 9, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements

Obra Opportunistic Structured Products ETF
Financial Highlights

	March 31,
For a share outstanding during the period ended	2025 (a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.71
Net realized and unrealized gain (loss) on investments	0.14
Total from Investment Operations	0.85
Less Distributions From:
Net investment income	(0.73)
Total Distributions	(0.73)
Net Asset Value, End of Period	$10.12
Total Return	8.71	%(d)
Net Assets, End of Period (in thousands)	$30,257
Ratios of:
Gross Expenses to Average Net Assets	1.96	%(c)
Net Expenses to Average Net Assets	0.90	%(c)
Net Investment Income to Average Net Assets	7.17	%(c)
Portfolio turnover rate	51.58	%(d)

(a)	The fund commenced operations on April 9, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

1.	Organization and Significant Accounting Policies

The Obra ETFs, actively managed exchange-traded funds (the “ETFs”), are each, a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Obra ETFs commenced operations on April 9, 2024. The investment objective of the Obra High Grade Structured Products ETF is to seek income and capital preservation. The Fund seeks to achieve its investment objective by investing primarily in high grade (investment grade) securitized asset instruments, which are also referred to as “structured products.”

The investment objective of the Obra Opportunistic Structured Products ETF is to seek income and capital preservation. The Fund seeks to achieve its investment objective by investing primarily in securitized asset instruments, which are also referred to as “structured products.”

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Obra ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Obra ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the Obra High Grade Structured Products ETF and Obra Opportunistic Structured Products ETF are listed for trading on NYSE Arca under the trading symbols OGSP and OOSP, respectively, and because shares will trade at market prices rather than NAV, shares of the Obra ETFs may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Obra ETFs for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the Obra ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the Obra ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Obra ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The Obra ETFs’ investments in securities are carried at fair value. Securities listed on an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an ETF’s net asset value is not calculated and on which an ETF’s does not effect sales, redemptions and exchanges of its shares.

Fair Value Measurement

The Obra ETFs have adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Obra ETFs’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Obra ETFs have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Obra ETFs’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2025, for the Obra ETFs’ assets measured at fair value:

High Grade Structured Products ETF	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Securities	$4,927,287	$—	$4,927,287	$—
Collateralized Loan Obligations	8,833,564	—	8,833,564	—
Collateralized Mortgage Obligations	11,183,404	—	11,183,404	—
Mortgage-Backed Securities	953,233	—	953,233	—
Short-Term Investment	1,385,153	1,385,153	—	—
Total Assets	$27,282,641	$1,385,153	$25,897,488	$—

Opportunistic Structured Products ETF	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Securities	$2,326,155	$—	$2,326,155	$—
Collateralized Loan Obligations	7,868,448	—	7,868,448	—
Collateralized Mortgage Obligations	15,249,068	—	15,249,068	—
Mortgage-Backed Securities	727,513	—	727,513	—
Short-Term Investment	8,861,317	8,861,317	—	—
Total Assets	$35,032,501	$8,861,317	$26,171,184	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETFs held no Level 3 securities during the period ended March 31, 2025.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Obra ETFs bear expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Obra ETFs may declare and distribute dividends from net investment income, if any, quarterly. The Obra ETFs generally declare and distribute capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Obra ETFs intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

	Obra Opportunistic Structured Products ETF	Obra High Grade Structured Products ETF
Authorized Participant Risk	X	X
Below Investment Grade Securities Risk	X
Cash and Cash Equivalents Risk	X	X
Covenant-Lite Risk	X	X
Credit/Default Risk	X	X
Cybersecurity Risk	X	X
Derivatives Risk	X	X
Early Close/Trading Halt Risk	X	X
ETF Structure Risk	X	X
Inflation Risk	X	X
Inflation-Indexed Bond Risk	X	X
Interest Rate Risk	X	X
Investment Risk	X	X
Leverage Risk	X	X
Limited History of Operations Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X	X
New Advisor Risk	X	X
Small-Cap and Mid-Cap Securities Risk	X	X
Structured Products Risk	X	X
Transition from LIBOR Risk	X	X
U.S. Government Securities Risk	X	X

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).

Below Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Credit risk is greater for securities rated below investment grade than for investment grade securities, which is the risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for below investment grade securities may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Covenant-Lite Risk. Some of the below investment grade loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Derivatives Risk. Structured products may be linked to derivatives. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Advisor’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and, therefore, may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Cash Purchases and Redemptions. Although the Funds do not anticipate large cash purchases or redemptions, to the extent Creation Units are purchased or redeemed by authorized participants in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the authorized participants.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

○	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other authorized participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s NAV.

▪	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

▪	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Share price; a sharp rise in interest rates could cause the Share price to fall.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably.  All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make Share repurchases and portfolio liquidity, among other factors.

Leverage Risk.  The use of leverage may exaggerate changes in the Share price and the return on its investments.  Accordingly, the Fund may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. The portfolio managers will utilize proprietary investment processes, techniques, and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per Share will change daily in response to such factors.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities. The maturity of certain securities, such as MBS and ABS, is calculated using the security’s weighted-average life. Estimated prepayment rates for these securities are used in this calculation. If actual prepayment rates differ from the estimates used in calculating the weighted-average life, each Fund’s yield and/or Share price could be negatively affected.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter  term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. In addition, because prepayment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Each Fund will not invest in CMO tranches which represent a right to receive interest only , principal only, or an amount that remains after other floating-rate tranches are paid (an inverse floater). If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that such Fund could lose all or substantially all of its investment.

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults, and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period. These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

The U.S. Government conservatorship Freddie Mac and Fannie Mae in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally, and markets generally. In addition, there may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Fund’s assets.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome, and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund and may have limited resources.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Structured Products Risk. The Fund will primarily invest in structured products. The structured products may include investments in securitizations and other asset-backed securities. Among other risks, the products (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the products.

Transition from LIBOR Risk. Although LIBOR is no longer published as of June 30, 2023, holding of certain of the Fund’s underlying investments may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates, or any other changes or reforms to the determination or supervision of reference rates, could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR, which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

4.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Obra ETF pays a monthly advisory fee to the Advisor, based upon the average daily net assets and calculated at an annual rate. See the table below for the advisory fee rates and amounts earned by the Advisor from each Obra ETF during the period ended March 31, 2025:

Fund	Advisory Fee Rate	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor	Recoupment Expiration
Obra High Grade Structured Products ETF	0.63%	$161,655	$161,655	$16,734	3/31/2028
Obra Opportunistic Structured Products ETF	0.63%	$116,088	$116,088	$79,267	3/31/2028

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, pursuant to which the Advisor has agreed to waive or reduce its management fees and assume other expenses of the Fund, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the amounts set forth in the table below of the average daily net assets of the Funds. Net annual operating expenses for the Funds may exceed these limits to the extent that each incurs expenses enumerated above as exclusions. The expense limitation agreement runs through July 31, 2025, and may be terminated by the Board at any time. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred, and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Fund	Expenses Limitation
Obra High Grade Structured Products ETF	0.90%
Obra Opportunistic Structured Products ETF	0.90%

5.	Trustees and Officers

The Board is responsible for the management and supervision of the Obra ETFs. The Trustees approve all significant agreements between the Trust, on behalf of the Obra ETFs, and those companies that furnish services to the Obra ETFs; review performance of the Advisor and the Obra ETFs; and oversee activities of the Obra ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received a flat rate of $5,000 plus an additional $2,000 per Fund each year but may receive up to an additional $2,250 per special meeting in the event that special meetings are held.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

6.	Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
High Grade Structured Products ETF	$15,942,939	$10,693,711	$—	$—	$20,459,651	$—
Opportunistic Structured Products ETF	24,876,305	9,850,918	—	—	10,955,361	—

Obra ETFs

Notes to Financial Statements

As of March 31, 2025

7.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences. Distributions during the period ended March 31, 2025 were characterized for tax purposes as follows:

Ordinary Income
High Grade Structured Products ETF	$1,574,153
Opportunistic Structured Products ETF	1,365,280

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the ETF. For the year ended March 31, 2025, the following reclassifications were necessary:

	Accumulated Surplus	Paid in Capital
High Grade Structured Products ETF	$—	$—
Opportunistic Structured Products ETF	9,454	(9,454)

At March 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

	High Grade Structured Products ETF	Opportunistic Structured Products ETF
Cost of Investments	$27,119,206	$34,869,803

Gross Unrealized Appreciation	206,584	192,531
Gross Unrealized Depreciation	(43,149)	(29,833)
Net Unrealized Appreciation	163,435	162,698

Undistributed Net Investment Income	30,646	—
Accumulated Earnings	$194,081	$162,698

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Obra ETFs. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Obra ETFs, and others that provide for general indemnifications. The Obra ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Obra ETFs. The Orba ETFs expects risk of loss to be remote.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of Obra Structured Products ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Obra High Grade Structured Products ETF and Obra Opportunistic Structured Products ETF (the “Funds”), each a series of Spinnaker ETF Series, including the schedule of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets and financial highlights for the period April 9, 2024 (commencement of operations) to March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Obra Opportunistic Structured Products ETF and Obra High Grade Structured Products ETF as of March 31, 2025, the results of their operations, the changes in their net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, the audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 22, 2025

Obra ETFs

Additional Information (unaudited)

As of March 31, 2025

Tax Information

We are required to advise you within 60 days of the Obra ETFs’ fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Obra ETF’s fiscal year ended March 31, 2025.

Distributions during the period ended March 31, 2025 were characterized for tax purposes as follows:

Ordinary Income
High Grade Structured Products ETF	$1,574,153
Opportunistic Structured Products ETF	1,365,280

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2024 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants (N-CSR Item 8)

No changes in or disagreements with accountants during the period.

Matters Submitted for Shareholder Vote (N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the Obra ETFs, to the Trustees for the period of this report was $39,643. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Obra ETFs, and no compensation was paid to any person of whom any officer or director of the Obra ETFs is an affiliated person.

Approval of Investment Advisory Agreements (N-CSR Item 11)

Not applicable for the period

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: June 6, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 6, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 6, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer